Investments in Affiliated Companies (Unaudited): (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Affiliated Companies: [Abstract]
Summary of Balance Sheets

	December. 31, 2012	December. 31, 2011
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Statement of Income

	Years Ended December. 31,
	2012	2011
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$372	367

Net income	$372	367

Summary of Statement of Stockholders' Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2012	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	372	372
Dividends:
Trust preferred securities	—	—	(361)	(361)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2012	$10,000	310	—	10,310